Subsequent Events (Details) - USD ($)	Feb. 09, 2025	Apr. 07, 2025	Mar. 06, 2025	Feb. 10, 2025	Jan. 28, 2025	Jan. 10, 2025	Dec. 31, 2024	Dec. 11, 2024	Nov. 14, 2024	Oct. 15, 2024	Sep. 12, 2024	Aug. 08, 2024	Jul. 10, 2024	Jun. 14, 2024	May 14, 2024	Apr. 16, 2024	Mar. 13, 2024	Feb. 09, 2024	Jan. 08, 2024	Dec. 31, 2023	Jun. 21, 2023
Subsequent Event [Line Items]
Deposit							$ 850,640	$ 6,203	$ 25,756	$ 25,756	$ 25,756	$ 25,756	$ 25,756	$ 25,756	$ 25,756	$ 25,756	$ 25,756	$ 60,000	$ 60,000
Subsequent Event [Member]
Subsequent Event [Line Items]
Deposit			$ 6,203	$ 6,203		$ 6,203
Subsequent Event [Member] | Business Combination [Member]
Subsequent Event [Line Items]
Business days	5 days
Subsequent Event [Member] | Citigroup [Member]
Subsequent Event [Line Items]
Deferred underwriting commissions					$ 8,956,250
Subsequent Event [Member] | Promissory Note with Related Party [Member]
Subsequent Event [Line Items]
Principal amount	$ 500,000
Class A Common Stock [Member]
Subsequent Event [Line Items]
Common stock, shares issued (in Shares)							9,835,000													9,835,000	8,881,250
Forecast [Member]
Subsequent Event [Line Items]
Deposit		$ 6,203
Sponsor [Member] | Class A Common Stock [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Common stock, shares issued (in Shares)	300,000